COMMITMENTS - Arrangements with sponsors (Details) € in Thousands	Dec. 31, 2018 EUR (€)
Disclosure of commitments [Line Items]
Minimum purchase obligations	€ 204,180
Due within one year
Disclosure of commitments [Line Items]
Minimum purchase obligations	153,303
Due between one and three years
Disclosure of commitments [Line Items]
Minimum purchase obligations	43,110
Due between three and five years
Disclosure of commitments [Line Items]
Minimum purchase obligations	6,707
Due beyond five years
Disclosure of commitments [Line Items]
Minimum purchase obligations	€ 1,060